Marketable securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities

As of December 31, 2021, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$47,325	$2	$(237)	$47,090
Corporate bonds	390,261	33	(1,710)	388,584
Total	$437,586	$35	$(1,947)	$435,674

As of December 31, 2020, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$54,580	$37	$(15)	$54,602
Corporate bonds	302,623	320	(125)	302,818
Total	$357,203	$357	$(140)	$357,420

Schedule of fair value and amortized cost of the available-for-sale securities by contractual maturity
	Amortized Cost	Fair Value
Due within one year	$118,238	$118,150
Due after one year through two years	319,348	317,524
Total	$437,586	$435,674